PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited)

Voya Securitized Credit Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS : 34.7%
979,556
(1)(2)
Agate Bay Mortgage
Trust 2015-1 B4,
3.627%,
01/25/2045 $ 777,326
0.1
331,767
(1)(2)
Agate Bay Mortgage
Trust 2015-3 B4,
3.461%,
04/25/2045 278,849
0.0
509,569
(1)(2)
Agate Bay Mortgage
Trust 2015-4 B3,
3.486%,
06/25/2045 408,736
0.1
394,242
(1)(2)
Agate Bay Mortgage
Trust 2016-1 B3,
3.625%,
12/25/2045 338,771
0.0
646,000
(1)(2)
Agate Bay Mortgage
Trust 2016-1 B4,
3.625%,
12/25/2045 490,648
0.1
637,316
(1)(2)
Agate Bay Mortgage
Trust 2016-2 B3,
3.754%,
03/25/2046 603,998
0.1
998,319
(1)(2)
Agate Bay Mortgage
Trust 2016-2 B4,
3.754%,
03/25/2046 757,959
0.1
2,096,556
(1)(2)
Ajax Mortgage Loan
Trust 2019-D A2,
3.500%,
09/25/2065 1,972,908
0.2
1,048,278
(1)(2)
Ajax Mortgage Loan
Trust 2019-F A2,
3.500%,
07/25/2059 1,010,204
0.1
215,897
(1)
Alternative Loan Trust
2004-32CB 2A2,
4.834%, (TSFR1M +
0.514%),
02/25/2035 202,923
0.0
295,928
(1)
Alternative Loan Trust
2004-J7 M1, 5.042%,
(TSFR1M + 1.134%),
10/25/2034 294,505
0.0
212,950
(1)
Alternative Loan Trust
2005-31 1A1, 4.994%,
(TSFR1M + 0.674%),
08/25/2035 203,518
0.0
180,734  Alternative Loan Trust
2005-65CB 1A3,
5.500%,
01/25/2036 119,742
0.0
317,971
(1)
Alternative Loan Trust
2005-J2 1A12, 4.834%,
(TSFR1M + 0.514%),
04/25/2035 244,691
0.0
244,745
(1)
Alternative Loan Trust
2006-19CB A12,
4.834%, (TSFR1M +
0.514%),
08/25/2036 106,454
0.0
571,138  Alternative Loan
Trust 2006-20CB A9,
6.000%,
07/25/2036 231,273
0.0
360,238
(1)
Alternative Loan Trust
2007-18CB 1A7,
4.904%, (TSFR1M +
0.584%),
08/25/2037 107,623
0.0
739,009
(1)
Alternative Loan Trust
2007-OA4 A1, 4.774%,
(TSFR1M + 0.454%),
05/25/2047 663,565
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
455,502
(1)(2)
Arroyo Mortgage Trust
2019-3 A3, 3.416%,
10/25/2048 $ 435,337
0.1
1,281,803
(1)(2)
Bayview MSR
Opportunity Master
Fund Trust 2021-
5 B3A, 3.483%,
11/25/2051 1,094,649
0.1
1,347,159
(1)(2)
Bayview MSR
Opportunity Master
Fund Trust 2022-
2 B3A, 3.396%,
12/25/2051 1,119,521
0.1
1,643,962
(1)(2)
Bayview Opportunity
Master Fund VI Trust
2021-6 B3A, 3.385%,
10/25/2051 1,377,773
0.2
50,426
(1)
Bear Stearns ALT-A
Trust 2005-10 21A1,
4.330%,
01/25/2036 48,902
0.0
71,511
(1)
Bear Stearns ALT-A
Trust 2005-4 23A1,
5.467%,
05/25/2035 68,319
0.0
171,710
(1)
Bear Stearns ALT-A
Trust 2005-7 21A1,
5.964%,
09/25/2035 135,702
0.0
749,628
(1)
Bear Stearns ALT-A
Trust 2005-9 26A1,
4.243%,
11/25/2035 405,063
0.1
972,369
(2)
Brean Asset Backed
Securities Trust 2024-
RM9 A1, 5.000%,
09/25/2064 960,731
0.1
990,449
(1)(2)
Chase Home Lending
Mortgage Trust 2024-8
B3, 7.105%,
08/25/2055 1,030,316
0.1
1,986,782
(1)(2)
Chase Home Lending
Mortgage Trust Series
2024-11 B3, 6.606%,
11/25/2055 1,992,179
0.2
1,961,747
(1)(2)
Chase Home Lending
Mortgage Trust Series
2024-4 B3, 6.175%,
03/25/2055 1,919,352
0.2
4,453,902
(1)(2)
Chase Home Lending
Mortgage Trust Series
2024-6 B3, 7.090%,
05/25/2055 4,626,051
0.6
78,555
(1)
Chase Mortgage
Finance Trust Series
2006-A1 2A3, 5.579%,
09/25/2036 69,786
0.0
23,317
(1)
Chase Mortgage
Finance Trust Series
2007-A1 1A2, 6.550%,
02/25/2037 23,027
0.0
404,182  CHL Mortgage Pass-
Through Trust 2006-1
A2, 6.000%,
03/25/2036 202,899
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Securitized Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
332,150  CHL Mortgage Pass-
Through Trust 2007-7
A7, 5.750%,
06/25/2037 $ 152,761
0.0
326,586
(1)(2)
CIM Trust 2018-
INV1 A10, 4.000%,
08/25/2048 306,943
0.0
29,838
(1)(2)
CIM Trust 2019-INV1
A1, 4.000%,
02/25/2049 28,600
0.0
198,177
(1)(2)
CIM Trust 2019-
INV3 A15, 3.500%,
08/25/2049 180,364
0.0
771,892
(1)(2)
CIM Trust 2019-J1 B3,
3.922%,
08/25/2049 712,364
0.1
500,000
(1)(2)
CIM Trust 2019-
R5 M2, 3.250%,
09/25/2059 462,777
0.1
883,781
(1)(2)
CIM Trust 2020-J1 B3,
3.440%,
10/25/2049 767,529
0.1
874,437
(1)(2)
CIM Trust 2020-J2 B2,
2.754%,
01/25/2051 717,551
0.1
1,158,879
(1)(2)
CIM Trust 2020-J2 B3,
2.754%,
01/25/2051 935,153
0.1
187,290
(1)
Citigroup Mortgage
Loan Trust 2006-
AR2 1A1, 5.803%,
03/25/2036 141,683
0.0
160,121
(1)
Citigroup Mortgage
Loan Trust 2007-
10 22AA, 4.783%,
09/25/2037 147,773
0.0
456,344
(1)(2)
Citigroup Mortgage
Loan Trust 2013-
7 2A2, 5.098%,
08/25/2036 440,693
0.1
967,971
(1)(2)
Citigroup Mortgage
Loan Trust 2021-
J3 B3W, 2.861%,
09/25/2051 790,633
0.1
1,974,304
(2)
Citigroup Mortgage
Loan Trust 2024-1 B3,
6.740%,
07/25/2054 2,003,024
0.2
233,649  Citigroup Mortgage
Loan Trust, Inc. 2005-
9 22A2, 6.000%,
11/25/2035 238,288
0.0
109,814  CitiMortgage Alternative
Loan Trust Series
2007-A6 1A10,
6.000%,
06/25/2037 96,290
0.0
717,992
(1)(2)
COLT Mortgage Loan
Trust 2022-5 A1,
4.550%,
04/25/2067 719,997
0.1
609,346
(1)(2)
Connecticut Avenue
Securities Trust 2019-
R05 1B1, 8.520%,
(SOFR30A + 4.214%),
07/25/2039 625,181
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,026,670
(1)(2)
Connecticut Avenue
Securities Trust 2020-
SBT1 1M2, 8.070%,
(SOFR30A + 3.764%),
02/25/2040 $ 2,107,193
0.3
2,445,981
(1)(2)
Connecticut Avenue
Securities Trust 2022-
R01 1B1, 7.455%,
(SOFR30A + 3.150%),
12/25/2041 2,512,728
0.3
1,048,278
(1)(2)
Connecticut Avenue
Securities Trust 2022-
R02 2B1, 8.805%,
(SOFR30A + 4.500%),
01/25/2042 1,094,889
0.1
85,654
(1)(2)
CSMC Trust 2013-IVR3
B3, 3.399%,
05/25/2043 83,677
0.0
139,154
(1)(2)
CSMC Trust 2013-IVR5
B3, 3.623%,
10/25/2043 135,171
0.0
196,154
(1)(2)
CSMC Trust 2014-IVR1
B3, 3.605%,
11/25/2043 189,403
0.0
135,864
(1)(2)
CSMC Trust 2014-IVR2
B3, 3.817%,
04/25/2044 132,897
0.0
205,538
(1)(2)
CSMC Trust 2014-IVR3
B3, 3.991%,
07/25/2044 199,731
0.0
398,889
(1)(2)
CSMC Trust 2019-
AFC1 A3, 3.877%,
07/25/2049 387,646
0.1
1,000,000
(1)(2)
CSMC Trust 2021-
AFC1 M1, 2.193%,
03/25/2056 621,722
0.1
1,397,704
(1)(2)
Deephaven Residential
Mortgage Trust 2021-4
M1, 3.257%,
11/25/2066 1,069,007
0.1
246,106
(1)(2)
Deutsche Mortgage
Securities, Inc.
Re-REMIC Trust
Certificates Series
2007-WM1 A1, 4.319%,
06/27/2037 218,799
0.0
3,296,593
(2)
EFMT 2024-RM3 A1A,
5.000%,
12/25/2054 3,175,682
0.4
1,397,704
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2020-R02 2B1,
7.420%, (SOFR30A +
3.114%),
01/25/2040 1,431,086
0.2
2,000,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2021-R01 1B1,
7.405%, (SOFR30A +
3.100%),
10/25/2041 2,049,681
0.3
698,852
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2021-R02 2B1,
7.605%, (SOFR30A +
3.300%),
11/25/2041 717,725
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Securitized Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,900,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2022-R05 2B2,
11.305%, (SOFR30A +
7.000%),
04/25/2042 $ 4,223,920
0.5
700,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2022-R09 2B1,
11.056%, (SOFR30A +
6.750%),
09/25/2042 775,771
0.1
4,088,283
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2023-R02 1B1,
9.855%, (SOFR30A +
5.550%),
01/25/2043 4,464,516
0.5
1,500,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2023-R05 1B1,
9.056%, (SOFR30A +
4.750%),
06/25/2043 1,619,782
0.2
1,000,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2023-R07 2M2,
7.556%, (SOFR30A +
3.250%),
09/25/2043 1,042,232
0.1
1,600,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2024-R01 1B1,
7.005%, (SOFR30A +
2.700%),
01/25/2044 1,642,167
0.2
500,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2024-R01 1B2,
8.305%, (SOFR30A +
4.000%),
01/25/2044 518,200
0.1
1,000,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2024-R01 1M2,
6.105%, (SOFR30A +
1.800%),
01/25/2044 1,012,069
0.1
850,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2024-R02 1B2,
8.005%, (SOFR30A +
3.700%),
02/25/2044 873,037
0.1
4,000,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2024-R03 2B1,
7.106%, (SOFR30A +
2.800%),
03/25/2044 4,116,039
0.5
2,000,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2024-R04 1B1,
6.505%, (SOFR30A +
2.200%),
05/25/2044 2,028,551
0.2
1,500,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2024-R04 1M2,
5.955%, (SOFR30A +
1.650%),
05/25/2044 1,509,880
0.2
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
4,550,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2024-R05 2B1,
6.305%, (SOFR30A +
2.000%),
07/25/2044 $ 4,575,604
0.5
2,000,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2025-R02 1B1,
6.256%, (SOFR30A +
1.950%),
02/25/2045 2,002,267
0.2
468,926
(1)(2)
Figure Line of Credit
Trust 2020-1 A,
4.040%,
09/25/2049 454,653
0.1
808,740
(1)(2)
Flagstar Mortgage Trust
2018-2 B2, 4.002%,
04/25/2048 745,913
0.1
882,919
(1)(2)
Flagstar Mortgage Trust
2018-4 B3, 4.134%,
07/25/2048 809,872
0.1
813,639
(1)(2)
Flagstar Mortgage Trust
2018-6RR B1, 4.905%,
10/25/2048 798,618
0.1
232,378
(1)(2)
Flagstar Mortgage
Trust 2019-1INV A15,
3.500%,
10/25/2049 209,689
0.0
871,236
(1)(2)
Flagstar Mortgage Trust
2019-2 B2, 4.001%,
12/25/2049 797,588
0.1
3,103,512
(1)(2)
Flagstar Mortgage
Trust 2020-1INV B2A,
4.188%,
03/25/2050 2,887,233
0.3
1,546,806
(1)(2)
Flagstar Mortgage Trust
2020-1INV B3, 4.188%,
03/25/2050 1,411,605
0.2
337,006
(1)(2)
Freddie Mac STACR
REMIC Trust 2021-
DNA5 M2, 5.955%,
(SOFR30A + 1.650%),
01/25/2034 338,566
0.0
1,825,522
(1)(2)
Freddie Mac STACR
REMIC Trust 2021-
DNA6 B1, 7.705%,
(SOFR30A + 3.400%),
10/25/2041 1,875,886
0.2
2,096,556
(1)(2)
Freddie Mac STACR
REMIC Trust 2021-
DNA7 B1, 7.955%,
(SOFR30A + 3.650%),
11/25/2041 2,166,590
0.3
3,494,259
(1)(2)
Freddie Mac STACR
REMIC Trust 2021-
HQA4 B1, 8.055%,
(SOFR30A + 3.750%),
12/25/2041 3,599,622
0.4
6,988,518
(1)(2)
Freddie Mac STACR
REMIC Trust 2022-
DNA1 B1, 7.705%,
(SOFR30A + 3.400%),
01/25/2042 7,198,334
0.9

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Securitized Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
6,604,150
(1)(2)
Freddie Mac STACR
REMIC Trust 2022-
DNA2 B1, 9.055%,
(SOFR30A + 4.750%),
02/25/2042 $ 6,922,832
0.8
2,096,556
(1)(2)
Freddie Mac STACR
REMIC Trust 2022-
DNA4 M2, 9.555%,
(SOFR30A + 5.250%),
05/25/2042 2,243,721
0.3
2,500,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2023-
HQA3 M2, 7.655%,
(SOFR30A + 3.350%),
11/25/2043 2,640,684
0.3
1,000,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2024-
HQA2 M2, 6.105%,
(SOFR30A + 1.800%),
08/25/2044 1,004,163
0.1
2,000,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2025-
HQA1 M2, 5.955%,
(SOFR30A + 1.650%),
02/25/2045 2,000,682
0.2
285,014
(1)(2)
Galton Funding
Mortgage Trust
2018-2 A51, 4.500%,
10/25/2058 275,691
0.0
25,621
(1)(2)
Galton Funding
Mortgage Trust
2019-1 A21, 4.500%,
02/25/2059 25,023
0.0
875,772
(1)(2)
Galton Funding
Mortgage Trust 2019-1
B2, 4.500%,
02/25/2059 846,262
0.1
1,111,047
(1)(2)
GCAT Trust 2022-INV3
B1, 4.610%,
08/25/2052 1,036,512
0.1
2,376,886
(1)(2)
GCAT Trust 2024-INV2
B3, 7.320%,
06/25/2054 2,510,405
0.3
1,746,194
(1)(2)
GCAT Trust 2024-INV4
B4, 7.077%,
12/25/2054 1,715,422
0.2
126,217
(1)(2)
GS Mortage-Backed
Securities Trust 2020-
PJ1 A1, 3.500%,
05/25/2050 113,592
0.0
214,568
(1)(2)
GS Mortage-Backed
Securities Trust 2020-
PJ1 A4, 3.500%,
05/25/2050 193,106
0.0
504,891
(1)(2)
GS Mortage-Backed
Securities Trust 2020-
PJ1 A8, 3.500%,
05/25/2050 454,390
0.1
1,378,181
(1)(2)
GS Mortage-Backed
Securities Trust 2020-
PJ1 B3, 3.594%,
05/25/2050 1,211,979
0.2
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
802,846
(1)(2)
GS Mortgage-Backed
Securities Corp. Trust
2019-PJ1 B3, 4.019%,
08/25/2049 $ 719,620
0.1
56,106
(1)(2)
GS Mortgage-Backed
Securities Corp. Trust
2019-PJ2 A1, 4.000%,
11/25/2049 53,013
0.0
856,019
(1)(2)
GS Mortgage-Backed
Securities Corp. Trust
2019-PJ2 B2, 4.372%,
11/25/2049 796,632
0.1
37,637
(1)(2)
GS Mortgage-Backed
Securities Corp. Trust
2019-PJ3 A1, 3.500%,
03/25/2050 35,588
0.0
813,021
(1)(2)
GS Mortgage-Backed
Securities Corp. Trust
2019-PJ3 B1, 3.973%,
03/25/2050 752,149
0.1
2,152,912
(1)(2)
GS Mortgage-Backed
Securities Corp. Trust
2019-PJ3 B2, 3.973%,
03/25/2050 1,991,720
0.2
1,844,562
(1)(2)
GS Mortgage-Backed
Securities Corp. Trust
2019-PJ3 B3, 3.973%,
03/25/2050 1,702,010
0.2
1,157,279
(1)(2)
GS Mortgage-Backed
Securities Corp. Trust
2021-PJ3 B3, 2.651%,
08/25/2051 922,868
0.1
914,591
(1)(2)
GS Mortgage-Backed
Securities Trust 2021-
GR3 B3, 3.375%,
04/25/2052 763,111
0.1
916,926
(1)(2)
GS Mortgage-Backed
Securities Trust 2021-
GR3 B4, 3.375%,
04/25/2052 750,780
0.1
2,799,366
(1)(2)
GS Mortgage-Backed
Securities Trust 2022-
PJ5 B3, 2.984%,
10/25/2052 2,323,251
0.3
3,523,478
(1)(2)
GS Mortgage-Backed
Securities Trust 2023-
PJ5 B2, 6.746%,
02/25/2054 3,613,364
0.4
1,566,914
(1)(2)
GS Mortgage-Backed
Securities Trust 2024-
PJ1 B2, 7.079%,
06/25/2054 1,651,998
0.2
1,954,441
(1)(2)
GS Mortgage-Backed
Securities Trust 2024-
PJ2 B3, 6.256%,
07/25/2054 1,929,639
0.2
1,489,130
(1)(2)
GS Mortgage-Backed
Securities Trust 2024-
PJ4 B2, 6.131%,
08/25/2054 1,483,985
0.2

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Securitized Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,955,523
(1)(2)
GS Mortgage-Backed
Securities Trust 2024-
PJ4 B3, 6.131%,
08/25/2054 $ 1,909,465
0.2
2,292,000
(1)(2)
GS Mortgage-Backed
Securities Trust 2025-
PJ1 B3, 6.200%,
06/25/2055 2,016,477
0.2
88,066
(1)
GSR Mortgage Loan
Trust 2005-AR5 2A3,
5.080%,
10/25/2035 44,967
0.0
136,403
(1)
GSR Mortgage Loan
Trust 2006-AR1 2A1,
4.729%,
01/25/2036 128,579
0.0
527,197
(1)
HarborView Mortgage
Loan Trust 2007-5
A1A, 4.812%, (TSFR1M
+ 0.494%),
09/19/2037 454,294
0.1
1,953,428
(2)
HTAP Issuer Trust
2025-1 A, 6.500%,
11/25/2042 1,929,319
0.2
1,604,114
(1)(2)
Hundred Acre Wood
Trust 2021-INV3 B3,
3.320%,
12/25/2051 1,357,356
0.2
1,048,278
(1)(2)
Imperial Fund Mortgage
Trust 2021-NQM4 M1,
3.446%,
01/25/2057 805,156
0.1
1,421,443
(1)
IndyMac INDX
Mortgage Loan Trust
2006-AR2 2A1,
4.854%, (TSFR1M +
0.534%),
02/25/2046 1,080,588
0.1
26,229
(1)(2)
J.P. Morgan Mortgage
Trust 2019-2 A15,
4.000%,
08/25/2049 24,912
0.0
18,033
(1)(2)
J.P. Morgan Mortgage
Trust 2019-2 A3,
4.000%,
08/25/2049 17,127
0.0
848,365
(1)(2)
J.P. Morgan Mortgage
Trust 2019-2 B1,
4.450%,
08/25/2049 804,331
0.1
848,365
(1)(2)
J.P. Morgan Mortgage
Trust 2019-2 B2,
4.450%,
08/25/2049 802,104
0.1
480,299
(1)(2)
J.P. Morgan Mortgage
Trust 2019-LTV1 B2,
4.608%,
06/25/2049 460,730
0.1
960,798
(1)(2)
J.P. Morgan Mortgage
Trust 2021-14 B4,
3.146%,
05/25/2052 780,482
0.1
1,097,643
(1)(2)
J.P. Morgan Mortgage
Trust 2022-1 B3,
3.088%,
07/25/2052 883,839
0.1
2,608,227
(1)(2)
J.P. Morgan Mortgage
Trust 2022-6 B3,
3.286%,
11/25/2052 2,151,872
0.3
1,770,085
(1)(2)
J.P. Morgan Mortgage
Trust 2023-2 B3,
5.615%,
07/25/2053 1,678,857
0.2
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,088,008
(1)(2)
J.P. Morgan Mortgage
Trust 2024-1 B3,
6.482%,
06/25/2054 $ 3,041,185
0.4
409,133  JP Morgan Mortgage
Trust 2006-S2 1A18,
6.000%,
07/25/2036 177,828
0.0
78,452
(1)
JP Morgan Mortgage
Trust 2007-A3 1A1,
4.763%,
05/25/2037 66,828
0.0
917,270  JP Morgan Mortgage
Trust 2007-S1 2A22,
5.750%,
03/25/2037 325,780
0.0
656,132
(1)(2)
JP Morgan Mortgage
Trust 2014-1 B5,
3.647%,
01/25/2044 563,983
0.1
786,000
(1)(2)
JP Morgan Mortgage
Trust 2014-5 B4,
2.622%,
10/25/2029 721,860
0.1
1,264,067
(1)(2)
JP Morgan Mortgage
Trust 2015-4 B4,
3.508%,
06/25/2045 899,887
0.1
1,000,000
(1)(2)
JP Morgan Mortgage
Trust 2016-1 B4,
3.792%,
05/25/2046 747,304
0.1
1,999,523
(1)(2)
JP Morgan Mortgage
Trust 2017-1 B4,
3.447%,
01/25/2047 1,785,060
0.2
688,638
(1)(2)
JP Morgan Mortgage
Trust 2017-3 B1,
3.787%,
08/25/2047 643,169
0.1
811,333
(1)(2)
JP Morgan Mortgage
Trust 2017-4 B2,
3.870%,
11/25/2048 746,187
0.1
825,315
(1)(2)
JP Morgan Mortgage
Trust 2017-6 B4,
3.779%,
12/25/2048 746,582
0.1
885,753
(1)(2)
JP Morgan Mortgage
Trust 2018-3 B2,
3.701%,
09/25/2048 804,407
0.1
1,255,044
(1)(2)
JP Morgan Mortgage
Trust 2018-3 B3,
3.701%,
09/25/2048 1,139,778
0.1
875,363
(1)(2)
JP Morgan Mortgage
Trust 2018-4 B1,
3.715%,
10/25/2048 802,347
0.1
1,279,112
(1)(2)
JP Morgan Mortgage
Trust 2018-4 B2,
3.715%,
10/25/2048 1,172,406
0.1
233,220
(1)(2)
JP Morgan Mortgage
Trust 2018-6 1A10,
3.500%,
12/25/2048 211,061
0.0
1,165,488
(1)(2)
JP Morgan Mortgage
Trust 2018-8 B1,
4.046%,
01/25/2049 1,076,714
0.1
833,859
(1)(2)
JP Morgan Mortgage
Trust 2018-8 B2,
4.046%,
01/25/2049 768,139
0.1
828,096
(1)(2)
JP Morgan Mortgage
Trust 2018-9 B2,
4.228%,
02/25/2049 777,051
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Securitized Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
75,918
(1)(2)
JP Morgan Mortgage
Trust 2019-1 A3,
4.000%,
05/25/2049 $ 71,235
0.0
1,223,674
(1)(2)
JP Morgan Mortgage
Trust 2019-5 B2,
4.450%,
11/25/2049 1,161,202
0.1
847,759
(1)(2)
JP Morgan Mortgage
Trust 2019-6 B1,
4.267%,
12/25/2049 796,173
0.1
1,184,917
(1)(2)
JP Morgan Mortgage
Trust 2019-6 B2,
4.267%,
12/25/2049 1,109,652
0.1
314,574
(1)(2)
JP Morgan Mortgage
Trust 2019-7 A15,
3.459%,
02/25/2050 285,319
0.0
1,782,039
(1)(2)
JP Morgan Mortgage
Trust 2019-7 B3A,
3.203%,
02/25/2050 1,574,748
0.2
278,378
(1)(2)
JP Morgan Mortgage
Trust 2019-8 A15,
3.500%,
03/25/2050 252,232
0.0
1,796,005
(1)(2)
JP Morgan Mortgage
Trust 2019-8 B3A,
3.393%,
03/25/2050 1,597,016
0.2
1,909,935
(1)(2)
JP Morgan Mortgage
Trust 2019-HYB1 B1,
4.970%,
10/25/2049 1,927,837
0.2
1,039,137
(1)(2)
JP Morgan Mortgage
Trust 2019-INV1 B2,
4.905%,
09/25/2049 1,011,346
0.1
307,248
(1)(2)
JP Morgan Mortgage
Trust 2019-INV2 A15,
3.500%,
02/25/2050 281,182
0.0
133,141
(1)(2)
JP Morgan Mortgage
Trust 2019-INV2 A3,
3.500%,
02/25/2050 121,166
0.0
2,170,792
(1)(2)
JP Morgan Mortgage
Trust 2019-INV3 B3,
4.356%,
05/25/2050 2,009,705
0.2
986,003
(1)(2)
JP Morgan Mortgage
Trust 2019-LTV2 B2,
4.680%,
12/25/2049 955,247
0.1
986,003
(1)(2)
JP Morgan Mortgage
Trust 2019-LTV2 B3,
4.680%,
12/25/2049 952,801
0.1
2,754
(1)(2)
JP Morgan Mortgage
Trust 2019-LTV3 A15,
3.493%,
03/25/2050 2,707
0.0
11,194
(1)(2)
JP Morgan Mortgage
Trust 2019-LTV3 A5,
3.493%,
03/25/2050 11,083
0.0
883,510
(1)(2)
JP Morgan Mortgage
Trust 2019-LTV3 B2,
4.341%,
03/25/2050 826,392
0.1
1,543,607
(1)(2)
JP Morgan Mortgage
Trust 2019-LTV3 B3,
4.341%,
03/25/2050 1,434,643
0.2
1,547,364
(1)(2)
JP Morgan Mortgage
Trust 2020-5 B1,
3.565%,
12/25/2050 1,373,368
0.2
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
912,833
(1)(2)
JP Morgan Mortgage
Trust 2020-8 B3,
3.492%,
03/25/2051 $ 796,784
0.1
25,149
(1)(2)
JP Morgan Mortgage
Trust 2020-LTV1 A15,
3.500%,
06/25/2050 24,815
0.0
1,021,879
(1)(2)
JP Morgan Mortgage
Trust 2021-10 B2,
2.803%,
12/25/2051 826,440
0.1
4,497,944
(1)(2)
JP Morgan Mortgage
Trust 2021-6 B3,
2.833%,
10/25/2051 3,582,844
0.4
748,954
(1)(2)
JP Morgan Mortgage
Trust 2021-INV6 A5A,
2.500%,
04/25/2052 607,321
0.1
1,746,410
(1)(2)
JP Morgan Mortgage
Trust 2024-12 A9,
6.150%,
06/25/2055 1,767,314
0.2
991,347
(1)(2)
JP Morgan Mortgage
Trust 2024-CCM1 B3,
6.554%,
04/25/2055 957,620
0.1
3,649,000
(1)(2)
JP Morgan Mortgage
Trust 2025-5MPR M1,
6.941%,
11/25/2055 3,706,994
0.4
1,689,407
(1)(2)
JP Morgan Mortgage
Trust 2025-CCM1 B3,
6.112%,
06/25/2055 1,591,680
0.2
334,773
(1)(2)
JP Morgan Mortgage
Trust Series 2024-4
A9, 6.500%,
10/25/2054 340,380
0.1
1,969,766
(1)(2)
JP Morgan Mortgage
Trust Series 2024-4
B2, 7.130%,
10/25/2054 2,086,779
0.3
3,939,532
(1)(2)
JP Morgan Mortgage
Trust Series 2024-4
B3, 7.130%,
10/25/2054 4,110,193
0.5
1,481,068
(1)(2)
JP Morgan Mortgage
Trust Series 2024-6
B3, 6.924%,
12/25/2054 1,526,979
0.2
2,240,000
(1)(2)
JP Morgan Mortgage
Trust Series 2025-
3 M1, 6.783%,
09/25/2055 2,261,338
0.3
499,287
(1)(2)
JP Morgan Trust
2015-1 B3, 5.661%,
12/25/2044 486,307
0.1
311,889
(1)(2)
JP Morgan Trust
2015-3 B3, 3.573%,
05/25/2045 293,617
0.0
866,534
(1)(2)
JP Morgan Trust
2015-3 B4, 3.573%,
05/25/2045 666,498
0.1
15,201
(1)
Lehman XS Trust
Series 2005-5N 3A1B,
5.399%, (12MTA +
1.000%),
11/25/2035 15,096
0.0
1,254,132
(1)(2)
Mello Mortgage Capital
Acceptance 2018-
MTG2 B2, 4.313%,
10/25/2048 1,192,318
0.2

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Securitized Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
903,145
(1)(2)
Mello Mortgage Capital
Acceptance 2021-
MTG3 B3, 2.895%,
07/01/2051 $ 730,536
0.1
187,160
(1)(2)
MFA Trust 2020-NQM3
A3, 1.632%,
01/26/2065 177,290
0.0
2,438,294
(1)(2)
MFA Trust 2021-INV2
M1, 3.199%,
11/25/2056 1,935,720
0.2
900,000
(1)(2)
Mill City Mortgage Loan
Trust 2017-2 M2,
3.250%,
07/25/2059 874,263
0.1
1,257,933
(1)(2)
Mill City Mortgage Trust
2015-2 B2, 3.708%,
09/25/2057 1,157,903
0.1
108,730  Morgan Stanley
Mortgage Loan Trust
2005-10 4A1, 5.500%,
12/25/2035 60,997
0.0
3,938,435
(1)(2)
Morgan Stanley
Residential Mortgage
Loan Trust 2024-2 B2,
7.155%,
03/25/2054 4,165,981
0.5
3,708,036
(1)(2)
Morgan Stanley
Residential Mortgage
Loan Trust 2024-2 B3,
7.155%,
03/25/2054 3,860,555
0.5
989,550
(1)(2)
Morgan Stanley
Residential Mortgage
Loan Trust 2024-4 B3,
6.999%,
09/25/2054 1,017,529
0.1
903,451
(1)(2)
New Residential
Mortgage Loan Trust
2017-6A B2, 4.000%,
08/27/2057 886,599
0.1
2,655,637
(1)(2)
Oaktown Re VII Ltd.
2021-2 M1C, 7.655%,
(SOFR30A + 3.350%),
04/25/2034 2,705,597
0.3
10,459
(1)(2)
OBX Trust 2019-
EXP1 1A3, 4.000%,
01/25/2059 10,325
0.0
96,997
(1)(2)
OBX Trust 2019-
EXP3 1A9, 3.500%,
10/25/2059 88,401
0.0
105,346
(1)(2)
OBX Trust 2019-
INV2 A25, 4.000%,
05/27/2049 98,817
0.0
216,796
(1)(2)
OBX Trust 2020-
EXP3 1A9, 3.000%,
01/25/2060 188,800
0.0
265,217
(1)(2)
OBX Trust 2020-
INV1 A21, 3.500%,
12/25/2049 239,093
0.0
878,117
(1)(2)
OBX Trust 2022-
J1 A14, 2.500%,
02/25/2052 713,428
0.1
2,461,724
(1)(2)
Oceanview Mortgage
Trust 2021-5 B3,
2.968%,
10/25/2051 2,008,145
0.2
2,692,435
(1)(2)
PRET Trust 2025-RPL2
A1, 4.000%,
08/25/2064 2,606,944
0.3
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,042,708
(1)(2)
Provident Funding
Mortgage Trust 2020-1
B3, 3.238%,
02/25/2050 $ 868,539
0.1
183,221
(1)(2)
PSMC Trust 2019-
3 A12, 3.500%,
11/25/2049 171,945
0.0
600,000
(1)(2)
Radnor Re Ltd. 2024-1
B1, 9.455%, (SOFR30A
+ 5.150%),
09/25/2034 626,356
0.1
95,791
(1)(2)
Radnor RE Ltd. 2021-
1 M1C, 7.005%,
(SOFR30A + 2.700%),
12/27/2033 96,375
0.0
88,289
(1)(2)
RCKT Mortgage Trust
2019-1 A13, 3.500%,
09/25/2049 80,111
0.0
827,037
(1)(2)
RCKT Mortgage Trust
2019-1 B1A, 3.888%,
09/25/2049 760,595
0.1
845,302
(1)(2)
RCKT Mortgage Trust
2019-1 B2A, 3.888%,
09/25/2049 774,458
0.1
1,240,242
(1)(2)
RCKT Mortgage Trust
2020-1 B2A, 3.473%,
02/25/2050 1,119,533
0.1
3,842,027
(1)(2)
Redwood Funding Trust
2025-2 A, 7.112%,
05/27/2055 3,848,186
0.5
199,006
(2)
Sequoia Mortgage Trust
2013-9 B2, 3.500%,
07/25/2043 191,550
0.0
272,951
(1)(2)
Sequoia Mortgage Trust
2015-3 B3, 3.726%,
07/25/2045 217,798
0.0
1,067,584
(1)(2)
Sequoia Mortgage Trust
2017-2 B2, 3.561%,
02/25/2047 1,003,667
0.1
677,704
(1)(2)
Sequoia Mortgage
Trust 2017-CH1 B2B,
4.494%,
08/25/2047 655,926
0.1
825,384
(1)(2)
Sequoia Mortgage Trust
2019-2 B3, 4.247%,
06/25/2049 771,702
0.1
285,114
(1)(2)
Sequoia Mortgage Trust
2019-4 A19, 3.500%,
11/25/2049 258,155
0.0
417,464
(1)(2)
Sequoia Mortgage Trust
2019-5 B2, 3.710%,
12/25/2049 382,959
0.1
417,464
(1)(2)
Sequoia Mortgage Trust
2019-5 B3, 3.710%,
12/25/2049 379,574
0.1
470,554
(1)(2)
Sequoia Mortgage
Trust 2019-CH1 B2B,
4.920%,
03/25/2049 461,523
0.1
1,051,200
(1)(2)
Sequoia Mortgage
Trust 2019-CH2 B2B,
4.799%,
08/25/2049 1,035,081
0.1
562,383
(1)(2)
Sequoia Mortgage
Trust 2019-CH3 A13,
4.000%,
09/25/2049 530,815
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Securitized Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,866,597
(1)(2)
Sequoia Mortgage
Trust 2019-CH3 B1B,
4.499%,
09/25/2049 $ 1,786,550
0.2
1,099,184
(1)(2)
Sequoia Mortgage
Trust 2019-CH3 B2B,
4.499%,
09/25/2049 1,048,264
0.1
879,477
(1)(2)
Sequoia Mortgage Trust
2020-2 B2, 3.632%,
03/25/2050 783,884
0.1
1,535,597
(1)(2)
Sequoia Mortgage Trust
2020-2 B3, 3.632%,
03/25/2050 1,366,738
0.2
1,233,970
(1)(2)
Sequoia Mortgage Trust
2020-3 B3, 3.313%,
04/25/2050 1,087,019
0.1
1,604,444
(1)(2)
Sequoia Mortgage Trust
2021-7 B3, 2.864%,
11/25/2051 1,330,806
0.2
1,396,401
(1)(2)
Sequoia Mortgage Trust
2023-1 B2, 5.136%,
01/25/2053 1,325,140
0.2
985,625
(1)(2)
Sequoia Mortgage Trust
2023-3 B3, 6.143%,
09/25/2053 975,261
0.1
638,270
(1)(2)
Sequoia Mortgage Trust
2024-2 A19, 6.000%,
03/25/2054 640,794
0.1
1,429,378
(1)(2)
Sequoia Mortgage Trust
2024-6 B4, 6.576%,
07/27/2054 1,291,351
0.2
562,599
(1)(2)
Sequoia Mortgage Trust
2024-9 A20, 5.500%,
10/25/2054 556,238
0.1
1,841,785
(2)
Sequoia Mortgage Trust
2025-1 A19, 6.000%,
01/25/2055 1,849,112
0.2
918,200
(1)(2)
Sequoia Mortgage Trust
2025-2 A19, 6.000%,
03/25/2055 921,256
0.1
757,450
(1)(2)
Shellpoint Co.-
Originator Trust 2017-2
B3, 3.621%,
10/25/2047 701,676
0.1
491,445
(1)(2)
STAR Trust 2021-1 A3,
1.528%,
05/25/2065 457,885
0.1
2,096,556
(1)(2)
Starwood Mortgage
Residential Trust
2020-1 M1, 2.878%,
02/25/2050 1,874,392
0.2
1,397,704
(1)(2)
Starwood Mortgage
Residential Trust
2020-3 A2, 2.240%,
04/25/2065 1,306,900
0.2
35,338
(1)
Structured Adjustable
Rate Mortgage Loan
Trust Series 2005-
4 3A1, 5.713%,
03/25/2035 32,082
0.0
2,490,961
(1)
TBW Mortgage-Backed
Trust 2006-6 A5B,
6.540%,
01/25/2037 529,900
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
768,737
(1)(2)
Towd Point Mortgage
Trust 2015-2 2B2,
4.962%,
11/25/2057 $ 764,052
0.1
968,379
(1)(2)
UWM Mortgage Trust
2021-INV4 B3, 3.216%,
12/25/2051 794,586
0.1
3,166,284
(1)(2)
UWM Mortgage Trust
2021-INV5 B3, 3.229%,
01/25/2052 2,630,307
0.3
581,990
(1)(2)
Verus Securitization
Trust 2021-3 A1,
1.046%,
06/25/2066 511,708
0.1
349,017
(1)(2)
Verus Securitization
Trust 2021-6 A1,
1.630%,
10/25/2066 305,477
0.0
47,080
(1)
Wachovia Mortgage
Loan Trust LLC Series
Trust 2005-B 2A1,
7.482%,
10/20/2035 46,231
0.0
61,078
(1)
Wachovia Mortgage
Loan Trust LLC Series
Trust 2005-B 2A2,
7.482%,
10/20/2035 59,976
0.0
215,744
(1)
WaMu Mortgage Pass-
Through Certificates
2007-HY2 1A1,
4.252%,
12/25/2036 196,104
0.0
204,912
(1)
WaMu Mortgage Pass-
Through Certificates
Series 2004-AR7 A6,
5.346%,
07/25/2034 192,346
0.0
229,585
(1)
WaMu Mortgage Pass-
Through Certificates
Series Trust 2004-AR4
A6, 5.489%,
06/25/2034 225,072
0.0
158,601
(1)
WaMu Mortgage Pass-
Through Certificates
Series Trust 2005-
AR13 A1C3, 5.414%,
(TSFR1M + 1.094%),
10/25/2045 157,362
0.0
147,843
(1)
WaMu Mortgage Pass-
Through Certificates
Series Trust 2005-
AR16 1A1, 4.688%,
12/25/2035 136,382
0.0
174,871
(1)
WaMu Mortgage Pass-
Through Certificates
Series Trust 2006-
AR14 1A3, 4.179%,
11/25/2036 155,830
0.0
553,813
(1)
WaMu Mortgage Pass-
Through Certificates
Series Trust 2006-
AR16 1A1, 4.351%,
12/25/2036 508,285
0.1
236,297
(1)
WaMu Mortgage Pass-
Through Certificates
Series Trust 2006-
AR16 2A3, 4.475%,
12/25/2036 210,388
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Securitized Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
167,224
(1)
WaMu Mortgage Pass-
Through Certificates
Series Trust 2007-
HY1 2A3, 4.376%,
02/25/2037 $ 154,821
0.0
303,623
(1)
WaMu Mortgage Pass-
Through Certificates
Series Trust 2007-
HY1 3A2, 4.093%,
02/25/2037 260,207
0.0
253,708  Washington Mutual
Mortgage Pass-Through
Certificates WMALT
Series Trust 2005-
10 2A9, 6.000%,
11/25/2035 246,656
0.0
84,052  Washington Mutual
Mortgage Pass-
Through Certificates
WMALT Series Trust
2005-7 1A4, 5.500%,
09/25/2035 77,417
0.0
311,758  Washington Mutual
Mortgage Pass-
Through Certificates
WMALT Series Trust
2005-8 1A2, 5.500%,
10/25/2035 291,445
0.0
415,875
(1)
Washington Mutual
Mortgage Pass-Through
Certificates WMALT
Series Trust 2007-OC1
A3, 4.894%, (TSFR1M
+ 0.574%),
01/25/2047 367,443
0.1
79,216  Wells Fargo Alternative
Loan Trust 2007-
PA3 3A1, 6.250%,
07/25/2037 69,318
0.0
400,276
(1)(2)
Wells Fargo Mortgage
Backed Securities
2018-1 B3, 3.646%,
07/25/2047 360,068
0.1
39,747
(1)
Wells Fargo Mortgage
Backed Securities
Trust 2006-AR4 2A4,
6.140%,
04/25/2036 39,426
0.0
260,774
(1)
Wells Fargo Mortgage
Backed Securities Trust
2007-AR7 A1, 6.684%,
12/28/2037 237,450
0.0
143,333
(1)(2)
Wells Fargo Mortgage
Backed Securities Trust
2019-3 A17, 3.500%,
07/25/2049 130,579
0.0
1,308,311
(1)(2)
Wells Fargo Mortgage
Backed Securities Trust
2020-1 B3, 3.368%,
12/25/2049 1,144,207
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
946,624
(1)(2)
Wells Fargo Mortgage
Backed Securities Trust
2020-4 B2, 3.153%,
07/25/2050 $ 846,030
0.1
1,145,811
(1)(2)
Wells Fargo Mortgage
Backed Securities Trust
2021-1 B3, 2.697%,
12/25/2050 864,323
0.1
Total Collateralized
Mortgage Obligations
(Cost $309,757,045)
295,055,234
34.7
COMMERCIAL MORTGAGE-BACKED SECURITIES : 33.7%
4,000,000
(1)(2)
Acrec 2025 Fl 3 LLC
2025-FL3 B, 6.256%,
(TSFR1M + 1.941%),
08/18/2042 3,953,191
0.5
1,803,038
(2)
Arbor Multifamily
Mortgage Securities
Trust 2021-MF3 D,
2.000%,
10/15/2054 1,433,454
0.2
3,947,814
(2)
Arbor Multifamily
Mortgage Securities
Trust 2021-MF3 E,
2.000%,
10/15/2054 2,985,918
0.4
2,750,000
(1)(2)
AREIT Ltd. 2025-
CRE10 C, 6.405%,
(TSFR1M + 2.092%),
01/17/2030 2,731,967
0.3
2,000,000
(2)
ARZ Trust 2024-BILT
F, 8.268%,
06/11/2029 2,082,843
0.3
500,000
(1)(2)
Atrium Hotel Portfolio
Trust 2017-ATRM C,
6.259%, (TSFR1M +
1.947%),
12/15/2036 484,797
0.1
1,750,000
(1)(2)
BAMLL Trust 2025-
ASHF C, 7.312%,
(TSFR1M + 3.000%),
02/15/2042 1,748,060
0.2
1,537,474
(2)
BANK 2017-BNK4 D,
3.357%,
05/15/2050 1,184,205
0.1
7,060,000
(1)(2)(3)
BANK 2017-BNK4 XE,
1.631%,
05/15/2050 154,374
0.0
14,780,716
(1)(2)(3)
BANK 2017-BNK8 XE,
1.427%,
11/15/2050 405,918
0.1
9,363,500
(1)(2)(3)
BANK 2018-BN12 XD,
1.535%,
05/15/2061 336,567
0.0
2,500,000
(1)
BANK 2020-BN26 C,
3.414%,
03/15/2063 2,122,020
0.3
36,669,547
(1)(3)
BANK 2020-BN27 XA,
1.262%,
04/15/2063 1,547,138
0.2
12,011,776
(1)(3)
BANK 2020-BN30 XA,
1.372%,
12/15/2053 620,703
0.1
2,300,000
(2)
BANK5 2024-5YR12
D, 4.000%,
12/15/2057 1,997,708
0.2
29,872,264
(1)(3)
Barclays Commercial
Mortgage Trust 2019-
C4 XA, 1.661%,
08/15/2052 1,433,480
0.2

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Securitized Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
103,000,000
(1)(2)(3)
BBCCRE Trust 2015-
GTP XB, 0.306%,
08/10/2033 $ 29,700
0.0
3,000,000
(2)
BBCMS Mortgage Trust
2024-5C27 D, 4.000%,
07/15/2057 2,648,490
0.3
2,000,000
(2)
BBCMS Mortgage Trust
2024-5C29 D, 4.000%,
09/15/2057 1,752,322
0.2
2,500,000
(2)
BBCMS Mortgage Trust
2024-5C31 D, 4.250%,
12/15/2057 2,197,342
0.3
1,000,000
(1)
BBCMS Mortgage Trust
2025-5C34 C, 7.034%,
05/15/2058 1,050,080
0.1
2,000,000
(2)
BBCMS Mortgage Trust
2025-C32 D, 4.500%,
02/15/2062 1,567,393
0.2
19,988,700
(1)(3)
BBCMS Mortgage Trust
2025-C32 XA, 1.356%,
02/15/2062 1,721,595
0.2
6,106,677
(1)(3)
BBCMS Trust 2021-
C10 XA, 1.330%,
07/15/2054 324,952
0.0
8,000,000
(1)(2)(3)
Benchmark Mortgage
Trust 2018-B4 XD,
1.750%,
07/15/2051 346,716
0.0
13,253,026
(1)(2)(3)
Benchmark Mortgage
Trust 2018-B5 XD,
1.500%,
07/15/2051 508,288
0.1
46,744,727
(1)(3)
Benchmark Mortgage
Trust 2018-B7 XA,
0.562%,
05/15/2053 490,464
0.1
11,614,927
(1)(3)
Benchmark Mortgage
Trust 2019-B10 XA,
1.382%,
03/15/2062 425,742
0.1
1,000,000
(1)
Benchmark Mortgage
Trust 2019-B13 C,
3.839%,
08/15/2057 826,539
0.1
10,418,134
(1)(2)(3)
Benchmark Mortgage
Trust 2019-B14 XD,
1.388%,
12/15/2062 528,975
0.1
1,350,000
(2)
Benchmark Mortgage
Trust 2019-B9 D,
3.000%,
03/15/2052 870,451
0.1
3,220,000
(1)(2)(3)
Benchmark Mortgage
Trust 2019-B9 XD,
2.159%,
03/15/2052 194,301
0.0
10,966,578
(1)(3)
Benchmark Mortgage
Trust 2020-B17 XA,
1.494%,
03/15/2053 484,950
0.1
5,115,479
(2)
Benchmark Mortgage
Trust 2020-B18 AGNF,
4.139%,
07/15/2053 5,057,755
0.6
14,416,585
(1)(3)
Benchmark Mortgage
Trust 2020-B18 XA,
1.923%,
07/15/2053 718,691
0.1
6,844,186
(1)(3)
Benchmark Mortgage
Trust 2020-B20 XA,
1.695%,
10/15/2053 365,136
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
11,038,599
(1)(3)
Benchmark Mortgage
Trust 2020-B22 XA,
1.615%,
01/15/2054 $ 715,849
0.1
23,795,089
(1)(3)
Benchmark Mortgage
Trust 2021-B25 XA,
1.193%,
04/15/2054 1,035,465
0.1
4,872,114
(1)(3)
Benchmark Mortgage
Trust 2021-B28 XA,
1.367%,
08/15/2054 261,364
0.0
1,000,000
(1)(2)
BHMS 2018-ATLS D,
6.859%, (TSFR1M +
2.547%),
07/15/2035 999,576
0.1
4,598,445
(2)(4)
BMD2 Re-Remic Trust
2019-FRR1 3AB,
0.000%,
05/25/2052 3,898,028
0.5
2,341,154
(2)(4)
BMD2 Re-Remic
Trust 2019-FRR1 4A,
0.000%,
05/25/2052 1,844,028
0.2
5,887,827
(2)
BMD2 Re-Remic Trust
2019-FRR1 6B10,
2.364%,
05/25/2052 4,871,917
0.6
2,000,000
(2)
BMO Mortgage Trust
2024-5C6 D, 4.500%,
09/15/2057 1,769,784
0.2
1,000,000
(1)
BMO Mortgage Trust
2025-5C10 C, 6.485%,
05/15/2058 1,028,835
0.1
1,000,000
(1)(2)
BOCA Commercial
Mortgage Trust 2024-
BOCA B, 6.652%,
(TSFR1M + 2.340%),
08/15/2041 1,005,165
0.1
1,679,341
(1)(2)
BX Commercial
Mortgage Trust 2019-
IMC D, 6.258%,
(TSFR1M + 1.946%),
04/15/2034 1,649,291
0.2
700,000
(1)(2)
BX Commercial
Mortgage Trust 2021-
21M E, 6.597%,
(TSFR1M + 2.285%),
10/15/2036 697,491
0.1
876,738
(1)(2)
BX Commercial
Mortgage Trust 2021-
SOAR G, 7.226%,
(TSFR1M + 2.914%),
06/15/2038 877,845
0.1
2,831,598
(1)(2)
BX Commercial
Mortgage Trust 2021-
VOLT F, 6.826%,
(TSFR1M + 2.514%),
09/15/2036 2,820,630
0.3
3,300,000
(1)(2)
BX Commercial
Mortgage Trust 2022-
CSMO B, 7.452%,
(TSFR1M + 3.141%),
06/15/2027 3,332,950
0.4

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Securitized Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
966,612
(1)(2)
BX Commercial
Mortgage Trust 2023-
XL3 D, 7.901%,
(TSFR1M + 3.589%),
12/09/2040 $ 971,949
0.1
1,918,360
(1)(2)
BX Commercial
Mortgage Trust 2024-
AIR2 D, 7.102%,
(TSFR1M + 2.790%),
10/15/2041 1,927,934
0.2
987,006
(1)(2)
BX Commercial
Mortgage Trust 2024-
KING D, 6.801%,
(TSFR1M + 2.490%),
05/15/2034 988,476
0.1
3,158,420
(1)(2)
BX Commercial
Mortgage Trust 2024-
KING E, 8.000%,
(TSFR1M + 3.688%),
05/15/2034 3,163,948
0.4
885,455
(1)(2)
BX Commercial
Mortgage Trust
2024-MF D, 7.002%,
(TSFR1M + 2.690%),
02/15/2039 889,505
0.1
1,420,454
(1)(2)
BX Commercial
Mortgage Trust 2024-
XL4 D, 7.451%,
(TSFR1M + 3.140%),
02/15/2039 1,427,834
0.2
2,800,000
(1)(2)
BX Trust 2021-ARIA F,
7.020%, (TSFR1M +
2.708%),
10/15/2036 2,788,576
0.3
1,000,000
(1)(2)
BX Trust 2021-LGCY
E, 6.126%, (TSFR1M +
1.814%),
10/15/2036 997,507
0.1
1,859,724
(1)(2)
BX Trust 2021-RISE
D, 6.176%, (TSFR1M +
1.864%),
11/15/2036 1,856,319
0.2
2,265,319
(1)(2)
BX Trust 2021-SDMF
E, 6.013%, (TSFR1M +
1.701%),
09/15/2034 2,244,292
0.3
2,000,000
(1)(2)
BX Trust 2022-LBA6
E, 7.012%, (TSFR1M +
2.700%),
01/15/2039 1,996,960
0.2
500,000
(1)(2)
BX Trust 2022-VAMF
F, 7.611%, (TSFR1M +
3.299%),
01/15/2039 496,209
0.1
2,250,000
(1)(2)
BX Trust 2023-DELC
A, 7.002%, (TSFR1M +
2.690%),
05/15/2038 2,268,915
0.3
2,700,000
(1)(2)
BX Trust 2025-LUNR
D, 6.812%, (TSFR1M +
2.500%),
06/15/2040 2,711,032
0.3
1,675,000
(1)(2)
BX Trust 2025-ROIC
E, 7.253%, (TSFR1M +
2.941%),
03/15/2030 1,646,953
0.2
2,500,000
(1)(2)
BX Trust 2025-TAIL D,
6.762%, (TSFR1M +
2.450%),
06/15/2035 2,506,963
0.3
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,750,000
(1)(2)
BX Trust 2025-VLT6
E, 7.502%, (TSFR1M +
3.191%),
03/15/2042 $ 2,750,101
0.3
2,000,000
(1)(2)
BXMT Ltd. 2025-FL5
A, 5.953%, (TSFR1M +
1.639%),
10/18/2042 1,991,875
0.2
2,000,000
(1)(2)
BXSC Commercial
Mortgage Trust 2022-
WSS E, 8.446%,
(TSFR1M + 4.134%),
03/15/2035 2,008,022
0.2
948,000
(2)
Cantor Commercial
Real Estate Lending
2019-CF2 D, 2.500%,
11/15/2052 758,512
0.1
1,250,000
(1)(2)
Cantor Commercial
Real Estate Lending
2019-CF3 D, 2.500%,
01/15/2053 889,600
0.1
11,866,309
(1)(3)
CD Mortgage Trust
2019-CD8 XA, 1.524%,
08/15/2057 513,345
0.1
2,000,000
(2)
CFK Trust 2020-MF2
C, 2.995%,
03/15/2039 1,788,519
0.2
45,735,707
(1)(2)(3)
Citigroup Commercial
Mortgage Trust 2014-
GC19 XD, 1.323%,
03/11/2047 395,408
0.1
1,000,000
(1)(2)
Citigroup Commercial
Mortgage Trust
2016-C2 D, 3.250%,
08/10/2049 925,597
0.1
14,434,785
(1)(2)(3)
Citigroup Commercial
Mortgage Trust 2017-
P8 XE, 1.394%,
09/15/2050 342,061
0.0
1,000,000
(1)(2)
Citigroup Commercial
Mortgage Trust 2021-
PRM2 D, 6.326%,
(TSFR1M + 2.014%),
10/15/2038 997,103
0.1
2,000,000
(1)(2)
Citigroup Commercial
Mortgage Trust 2023-
PRM3 C, 6.572%,
07/10/2028 2,055,636
0.3
1,000,000
(1)(2)
Citigroup Commercial
Mortgage Trust 2023-
SMRT D, 6.048%,
10/12/2040 998,243
0.1
2,750,000
(1)(2)
COMM Mortgage Trust
2024-CBM D, 8.190%,
12/10/2041 2,846,502
0.3
16,406,000
(1)(2)(3)
CSAIL Commercial
Mortgage Trust 2017-
CX10 XE, 1.065%,
11/15/2050 351,765
0.0
2,360,000
(1)
CSAIL Commercial
Mortgage Trust 2018-
CX12 B, 4.614%,
08/15/2051 2,250,148
0.3

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Securitized Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,000,000
(1)
CSAIL Commercial
Mortgage Trust 2020-
C19 C, 3.733%,
03/15/2053 $ 815,651
0.1
1,847,000  DBJPM Mortgage Trust
2016-C3 B, 3.264%,
08/10/2049 1,769,755
0.2
1,000,000
(1)(2)
DBWF Mortgage Trust
2015-LCM D, 3.535%,
06/10/2034 895,671
0.1
3,500,000
(1)(2)
DK Trust 2024-SPBX
D, 7.062%, (TSFR1M +
2.750%),
03/15/2034 3,508,798
0.4
2,573,183
(1)(2)
Extended Stay America
Trust 2021-ESH E,
7.276%, (TSFR1M +
2.964%),
07/15/2038 2,582,991
0.3
2,650,000
(1)(2)
Fontainebleau Miami
Beach Mortgage Trust
2024-FBLU E, 7.462%,
(TSFR1M + 3.150%),
12/15/2039 2,651,264
0.3
13,213,620
(2)
Freddie Mac Multifamily
ML Certificates 2021-
ML11 XUS, 0.769%,
03/25/2038 644,559
0.1
3,355,676
(1)(3)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K-1515 X1, 1.633%,
02/25/2035 333,648
0.0
9,024,835
(1)(3)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K-1521 X1, 1.093%,
08/25/2036 682,531
0.1
3,378,024
(2)(4)
FREMF Mortgage Trust
2016-K57 D, 0.000%,
08/25/2049 3,044,365
0.4
47,517,673
(2)(3)
FREMF Mortgage
Trust 2016-K57 X2A,
0.100%,
08/25/2049 29,399
0.0
12,250,292
(2)(3)
FREMF Mortgage
Trust 2016-K57 X2B,
0.100%,
08/25/2049 11,836
0.0
5,187,577
(2)(4)
GAM Re-REMIC
Trust 2021-FRR1 1C,
0.000%,
11/29/2050 4,577,530
0.5
5,604,792
(2)(4)
GAM Re-REMIC
Trust 2021-FRR1 2C,
0.000%,
11/29/2050 4,681,612
0.6
3,727,676
(2)
GAM RE-REMIC Trust
2021-FRR2 CK49,
0.810%,
09/27/2051 3,697,913
0.4
1,683,673
(2)(4)
GAM RE-REMIC Trust
2021-FRR2 D730,
0.000%,
09/27/2051 1,670,865
0.2
3,725,579
(2)(4)
GAM RE-REMIC Trust
2021-FRR2 DK49,
0.000%,
09/27/2051 3,668,129
0.4
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
4,000,000
(2)
GAM RE-REMIC Trust
2022-FRR3 BK71,
1.964%,
11/27/2050 $ 3,649,191
0.4
2,000,000
(2)(4)
GAM RE-REMIC Trust
2022-FRR3 BK89,
0.000%,
01/27/2052 1,598,259
0.2
2,736,005
(2)(4)
GAM RE-REMIC Trust
2022-FRR3 CK47,
0.000%,
05/27/2048 2,718,251
0.3
2,735,306
(2)(4)
GAM RE-REMIC Trust
2022-FRR3 DK47,
0.000%,
05/27/2048 2,713,027
0.3
2,000,000
(1)(2)
Great Wolf Trust 2024-
WOLF D, 7.202%,
(TSFR1M + 2.890%),
03/15/2039 2,010,738
0.2
1,400,000
(1)(2)
GS Mortgage Securities
Corp. Trust 2023-FUN
C, 7.701%, (TSFR1M +
3.389%),
03/15/2028 1,408,869
0.2
5,381,650
(1)(3)
GS Mortgage Securities
Trust 2019-GC38 XA,
1.169%,
02/10/2052 162,810
0.0
1,516,508
(2)
GS Mortgage Securities
Trust 2019-GC39 D,
3.000%,
05/10/2052 1,144,875
0.1
11,475,648
(1)(3)
GS Mortgage Securities
Trust 2019-GC40 XA,
1.257%,
07/10/2052 406,135
0.1
1,257,933
(2)
GS Mortgage Securities
Trust 2021-GSA3 D,
2.250%,
12/15/2054 861,621
0.1
500,000
(2)
GS Mortgage Securities
Trust 2021-GSA3 E,
2.250%,
12/15/2054 318,939
0.0
2,000,000
(1)(2)
GSAT Trust 2025-BMF
E, 7.620%, (TSFR1M +
3.300%),
07/15/2030 2,007,173
0.2
2,500,000
(1)(2)
GSMS Trustair 2024-
FAIR C, 7.120%,
07/15/2029 2,566,803
0.3
2,700,000
(1)(2)
GWT 2024-WLF2 D,
7.251%, (TSFR1M +
2.939%),
05/15/2041 2,714,848
0.3
1,035,209
(1)(2)
HIT Trust 2022-HI32
B, 7.501%, (TSFR1M +
3.189%),
07/15/2039 1,040,127
0.1
2,000,000
(1)(2)
HLTN Commercial
Mortgage Trust 2024-
DPLO D, 7.651%,
(TSFR1M + 3.339%),
06/15/2041 2,003,109
0.2
1,500,000
(1)(2)
ILPT Commercial
Mortgage Trust 2022-
LPF2 B, 7.056%,
(TSFR1M + 2.744%),
10/15/2039 1,501,134
0.2
1,000,000
(2)
ILPT Commercial
Mortgage Trust 2025-
LPF2 C, 5.829%,
07/15/2042 1,016,840
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Securitized Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,250,000
(1)(2)
INTOWN Mortgage
Trust 2025-STAY E,
8.162%, (TSFR1M +
3.850%),
03/15/2042 $ 2,251,120
0.3
4,100,000
(1)(2)
J.P. Morgan Chase
Commercial Mortgage
Securities Trust 2019-
ICON E, 5.393%,
01/05/2034 3,933,109
0.5
1,000,000
(1)(2)
J.P. Morgan Chase
Commercial Mortgage
Securities Trust 2024-
OMNI D, 5.990%,
10/05/2039 994,414
0.1
250,000
(1)(2)
JP Morgan Chase
Commercial Mortgage
Securities Trust 2021-
MHC E, 7.126%,
(TSFR1M + 2.814%),
04/15/2038 250,440
0.0
2,143,000
(1)(2)
JP Morgan Chase
Commercial Mortgage
Securities Trust 2021-
MHC F, 7.626%,
(TSFR1M + 3.314%),
04/15/2038 2,147,174
0.3
22,487,488
(1)(2)(3)
JPMBB Commercial
Mortgage Securities
Trust 2013-C15 XC,
1.211%,
11/15/2045 145,186
0.0
46,979,000
(1)(2)(3)
JPMBB Commercial
Mortgage Securities
Trust 2014-C26 XD,
0.500%,
01/15/2048 353,042
0.1
34,428,000
(1)(2)(3)
JPMBB Commercial
Mortgage Securities
Trust 2014-C26 XE,
0.311%,
01/15/2048 112,528
0.0
796,959
(1)
JPMBB Commercial
Mortgage Securities
Trust 2015-C29 B,
4.118%,
05/15/2048 792,039
0.1
1,150,000
(1)(2)
JW Trust 2024-BERY
A, 5.905%, (TSFR1M +
1.593%),
11/15/2039 1,152,487
0.1
2,500,000
(1)(2)
KSL Commercial
Mortgage Trust 2024-
HT2 D, 7.602%,
(TSFR1M + 3.290%),
12/15/2039 2,495,345
0.3
1,875,000
(1)(2)
LAQ Mortgage Trust
2023-LAQ D, 8.500%,
(TSFR1M + 4.188%),
03/15/2036 1,827,728
0.2
1,000,000
(1)(2)
LoanCore 2025 Issuer
LLC 2025-CRE8 C,
6.455%, (TSFR1M +
2.141%),
08/17/2042 990,309
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
805,692
(1)(2)
MCR Mortgage Trust
2024-HTL D, 8.217%,
(TSFR1M + 3.905%),
02/15/2037 $ 804,399
0.1
1,600,000
(1)(2)
MHC Commercial
Mortgage Trust 2021-
MHC F, 7.027%,
(TSFR1M + 2.715%),
04/15/2038 1,601,780
0.2
800,000
(1)(2)
MHC Trust 2021-MHC2
E, 6.376%, (TSFR1M +
2.064%),
05/15/2038 800,346
0.1
2,000,000
(1)(2)
MHP 2021-STOR G,
7.176%, (TSFR1M +
2.864%),
07/15/2038 2,000,166
0.2
2,000,000
(1)(2)
MHP 2022-MHIL F,
7.571%, (TSFR1M +
3.259%),
01/15/2039 1,998,003
0.2
3,000,000  Morgan Stanley Bank of
America Merrill Lynch
Trust 2016-C29 B,
4.039%,
05/15/2049 2,871,624
0.3
2,000,000  Morgan Stanley Bank of
America Merrill Lynch
Trust 2016-C30 AS,
3.175%,
09/15/2049 1,905,452
0.2
1,270,000
(1)
Morgan Stanley Bank of
America Merrill Lynch
Trust 2025-5C1 B,
6.513%,
03/15/2058 1,324,391
0.2
2,500,000
(1)
Morgan Stanley Bank of
America Merrill Lynch
Trust 2025-5C1 C,
6.859%,
03/15/2058 2,564,626
0.3
14,105,764
(1)(3)
Morgan Stanley Capital
I 2017-HR2 XA,
0.991%,
12/15/2050 239,830
0.0
10,870,640
(1)(2)(3)
Morgan Stanley Capital
I 2017-HR2 XD,
1.730%,
12/15/2050 363,037
0.1
1,171,000
(1)
Morgan Stanley Capital
I Trust 2018-H3 C,
5.012%,
07/15/2051 1,096,078
0.1
25,752,628
(1)(3)
Morgan Stanley Capital
I Trust 2019-H7 XA,
1.366%,
07/15/2052 1,057,044
0.1
6,586,500
(1)(2)(3)
Morgan Stanley Capital
I Trust 2019-H7 XD,
1.512%,
07/15/2052 316,924
0.0
1,500,000  Morgan Stanley Capital
I Trust 2020-HR8 A4,
2.041%,
07/15/2053 1,320,333
0.2
3,500,000
(1)(2)
NXPT Commercial
Mortgage Trust 2024-
STOR E, 6.927%,
11/05/2041 3,538,408
0.4
2,750,000
(1)(2)
NYC Commercial
Mortgage Trust 2025-
3BP D, 6.753%,
(TSFR1M + 2.441%),
02/15/2042 2,705,658
0.3

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Securitized Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,750,000
(1)(2)
ORL Trust 2024-GLKS
E, 7.502%, (TSFR1M +
3.190%),
12/15/2039 $ 2,752,242
0.3
517,838
(2)
Prima Capital CRE
Securitization Ltd.
2019-7A C, 3.250%,
12/25/2050 506,871
0.1
6,988,518
(2)
Prima Capital CRE
Securitization Ltd.
2019-7A D, 4.250%,
12/25/2050 6,541,136
0.8
2,750,000
(2)
PRM Trust 2025-PRM6
E, 6.583%,
07/05/2033 2,735,035
0.3
2,750,000
(1)(2)
PRM5 Trust 2025-
PRM5 D, 5.812%,
03/10/2033 2,740,692
0.3
9,525,351
(1)(2)
RFM Reremic Trust
2022-FRR1 AB60,
2.347%,
11/08/2049 8,987,053
1.1
4,402,767
(2)(4)
RFM Reremic Trust
2022-FRR1 CK60,
0.000%,
11/08/2049 3,886,231
0.5
1,000,000
(1)(2)
SDAL Trust 2025-DAL
A, 6.753%, (TSFR1M +
2.441%),
04/15/2042 1,004,193
0.1
2,320,000
(1)(2)
SG Commercial
Mortgage Securities
Trust 2020-COVE E,
3.852%,
03/15/2037 1,908,627
0.2
2,500,000
(1)(2)
SMRT 2022-MINI F,
7.662%, (TSFR1M +
3.350%),
01/15/2039 2,436,952
0.3
3,750,000
(1)(2)
SWCH Commercial
Mortgage Trust 2025-
DATA E, 7.652%,
(TSFR1M + 3.340%),
02/15/2042 3,725,141
0.4
14,409,790
(1)(3)
UBS Commercial
Mortgage Trust 2019-
C16 XA, 1.685%,
04/15/2052 590,030
0.1
1,659,000
(1)
UBS Commercial
Mortgage Trust 2019-
C18 B, 3.681%,
12/15/2052 1,468,826
0.2
1,560,000
(1)(2)
WCORE Commercial
Mortgage Trust 2024-
CORE D, 7.252%,
(TSFR1M + 2.940%),
11/15/2041 1,564,711
0.2
16,657,000
(1)(2)(3)
Wells Fargo
Commercial Mortgage
Trust 2015-C30 XE,
1.394%,
09/15/2058 20,629
0.0
16,657,000
(1)(2)(3)
Wells Fargo
Commercial Mortgage
Trust 2015-C30 XFG,
1.394%,
09/15/2058 21,844
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
3,000,000
(1)(2)
Wells Fargo
Commercial Mortgage
Trust 2016-C37 D,
3.311%,
12/15/2049 $ 2,729,399
0.3
3,375,000
(1)(2)
Wells Fargo
Commercial Mortgage
Trust 2016-LC25 D,
3.172%,
12/15/2059 3,046,653
0.4
3,488,032
(1)(2)(3)
Wells Fargo
Commercial Mortgage
Trust 2016-NXS6
XFG, 2.000%,
11/15/2049 99,162
0.0
21,421,975
(1)(3)
Wells Fargo
Commercial Mortgage
Trust 2017-C40 XA,
0.998%,
10/15/2050 290,317
0.0
13,544,808
(1)(3)
Wells Fargo
Commercial Mortgage
Trust 2018-C45 XA,
0.920%,
06/15/2051 257,185
0.0
1,380,000  Wells Fargo
Commercial Mortgage
Trust 2021-C59 B,
3.034%,
04/15/2054 1,168,486
0.1
13,985,727
(1)(3)
Wells Fargo
Commercial Mortgage
Trust 2021-C60 XA,
1.618%,
08/15/2054 931,993
0.1
2,500,000
(2)
Wells Fargo
Commercial Mortgage
Trust 2021-C61 D,
2.500%,
11/15/2054 1,832,068
0.2
700,000
(2)
Wells Fargo
Commercial Mortgage
Trust 2025-5C4 D,
4.500%,
05/15/2058 609,618
0.1
731,742
(1)
WFRBS Commercial
Mortgage Trust 2014-
C21 B, 4.213%,
08/15/2047 711,105
0.1
Total Commercial
Mortgage-Backed
Securities
(Cost $280,674,883)
286,514,737
33.7
ASSET-BACKED SECURITIES : 25.0%
Automobile Asset-Backed Securities : 0.2%
1,650
(2)(5)
Carvana Auto
Receivables Trust
2023-P1 R,
03/11/2030 139,606
0.0
3,334
(2)(5)
Chase Auto Owner
Trust 2024-3A R1,
09/25/2031 1,001,906
0.1
2,000
(2)(5)
Chase Auto Owner
Trust 2024-4A R1,
11/25/2031 618,894
0.1
1,760,406
0.2

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Securitized Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Home Equity Asset-Backed Securities : 0.8%
487,991
(1)(2)
ACE Securities Corp.
Mortgage Loan Trust
Series 2007-D1 A2,
6.336%,
02/25/2038 $ 396,031
0.1
656,253
(1)(2)
ACE Securities Corp.
Mortgage Loan Trust
Series 2007-D1 A3,
7.250%,
02/25/2038 497,282
0.1
2,221,094
(1)
GSAA Home Equity
Trust 2006-14 A3A,
4.934%, (TSFR1M +
0.614%),
09/25/2036 663,351
0.1
860,312
(1)
GSAA Home Equity
Trust 2007-1 1A1,
4.594%, (TSFR1M +
0.274%),
02/25/2037 241,650
0.0
2,492,421
(2)
Point Securitization
Trust 2025-1 A1,
6.250%,
06/25/2055 2,487,932
0.3
142,690
(1)
Renaissance Home
Equity Loan Trust
2005-3 AF4, 5.640%,
11/25/2035 142,468
0.0
268,382
(1)
Renaissance Home
Equity Loan Trust
2005-4 A6, 5.749%,
02/25/2036 250,888
0.0
1,906,659
(2)
Unlock HEA Trust
2024-2 A, 6.500%,
10/25/2039 1,897,910
0.2
6,577,512
0.8
Other Asset-Backed Securities : 21.6%
1,550,000
(1)(2)
AB BSL CLO 3 Ltd.
2021-3A D1R, 6.919%,
(TSFR3M + 2.650%),
04/20/2038 1,537,397
0.2
1,650,000
(1)(2)
AB BSL CLO 5 Ltd.
2024-5A C, 6.415%,
(TSFR3M + 2.100%),
01/20/2038 1,660,976
0.2
1,350,000
(1)(2)
Apidos CLO XV 2013-
15A CRR, 6.381%,
(TSFR3M + 2.112%),
04/20/2031 1,352,201
0.2
2,650,000
(1)(2)
Apidos CLO XXIV
2016-24A BRR,
6.581%, (TSFR3M +
2.312%),
10/20/2030 2,655,122
0.3
4,053,000
(2)
Aqua Finance Trust
2021-A B, 2.400%,
07/17/2046 3,695,276
0.4
1,897,380
(2)
Arbys Funding LLC
2020-1A A2, 3.237%,
07/30/2050 1,811,858
0.2
2,000,000
(1)(2)
Bain Capital Credit
CLO 2019-2A ER3,
10.180%, (TSFR3M +
5.900%),
10/17/2032 1,979,598
0.2
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
1,150,000
(1)(2)
Bain Capital Credit Clo
Ltd. 2019-4A ERR,
11.279%, (TSFR3M +
7.000%),
04/23/2035 $ 1,123,667
0.1
1,000,000
(1)(2)
Bain Capital Credit
CLO Ltd. 2022-4A CR,
6.311%, (TSFR3M +
2.050%),
10/16/2037 1,005,211
0.1
4,000,000
(1)(2)
Bain Capital Credit
CLO Ltd. 2024-2A C,
6.756%, (TSFR3M +
2.500%),
07/15/2037 4,032,364
0.5
2,850,000
(1)(2)
Balboa Bay Loan
Funding Ltd. 2022-1A
CR, 6.569%, (TSFR3M
+ 2.300%),
04/20/2037 2,863,127
0.3
89,168
(1)
Bear Stearns Asset
Backed Securities
Trust 2006-SD4 1A1,
6.276%,
10/25/2036 89,380
0.0
1,000,000
(1)(2)
Birch Grove Clo 11 Ltd.
2024-11A E, 10.149%,
(TSFR3M + 5.800%),
01/22/2038 1,002,831
0.1
1,700,000
(1)(2)
Birch Grove CLO 12
Ltd. 2025-12A D2,
8.093%, (TSFR3M +
3.750%),
04/22/2038 1,685,778
0.2
1,250,000
(1)(2)
Birch Grove CLO 12
Ltd. 2025-12A E,
9.293%, (TSFR3M +
4.950%),
04/22/2038 1,244,418
0.1
1,000,000
(1)(2)
Birch Grove CLO 3 Ltd.
2021-3A ER, 9.419%,
(TSFR3M + 5.150%),
01/19/2038 996,989
0.1
900,000
(1)(2)
Birch Grove Clo 9 Ltd.
2024-9A C, 6.272%,
(TSFR3M + 2.000%),
10/22/2037 903,851
0.1
1,375,000
(1)(2)
BlueMountain CLO
XXVIII Ltd. 2021-28A
E, 10.918%, (TSFR3M
+ 6.662%),
04/15/2034 1,357,638
0.2
2,968,875
(1)(2)
BlueMountain CLO XXX
Ltd. 2020-30A CR,
6.406%, (TSFR3M +
2.150%),
04/15/2035 2,972,126
0.3
1,400,000
(2)
Bojangles Issuer LLC
2024-1A A2, 6.584%,
11/20/2054 1,430,359
0.2
1,700,000
(1)(2)
CBAM Ltd. 2017-1A
CR2, 6.369%, (TSFR3M
+ 2.100%),
01/20/2038 1,708,541
0.2
5,000,000
(1)(2)
CBAM Ltd. 2019-9A
CR, 6.956%, (TSFR3M
+ 2.700%),
07/15/2037 5,040,135
0.6

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Securitized Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
2,600,000
(1)(2)
Cedar Funding V CLO
Ltd. 2016-5A CR,
6.641%, (TSFR3M +
2.362%),
07/17/2031 $ 2,604,490
0.3
2,300,000
(2)
Cherry Securitization
Trust 2025-1A A,
6.130%,
11/15/2032 2,325,198
0.3
1,500,000
(1)(2)
CIFC Funding Ltd.
2024-3A C, 6.469%,
(TSFR3M + 2.200%),
07/21/2037 1,509,426
0.2
1,317,116
(2)
CLI Funding VIII LLC
2021-1A A, 1.640%,
02/18/2046 1,209,222
0.1
3,425,750
(2)
DB Master Finance LLC
2021-1A A23, 2.791%,
11/20/2051 2,996,534
0.4
905,280
(2)
Domino's Pizza Master
Issuer LLC 2019-1A
A2, 3.668%,
10/25/2049 864,344
0.1
1,650,000
(1)(2)
Elevation CLO Ltd.
2021-14A C2R,
6.419%, (TSFR3M +
2.150%),
01/20/2038 1,644,202
0.2
3,000,000
(1)(2)
Elmwood CLO 18 Ltd.
2022-5A CRR, 6.280%,
(TSFR3M + 2.000%),
07/17/2037 3,014,682
0.4
1,540,560
(2)
Goddard Funding LLC
2022-1A A2, 6.864%,
10/30/2052 1,555,994
0.2
195,124
(1)(2)
HGI CRE CLO Ltd.
2021-FL2 A, 5.426%,
(TSFR1M + 1.114%),
09/17/2036 194,491
0.0
531,158
(2)
J.G. Wentworth XLI LLC
2018-1A B, 4.700%,
10/15/2074 469,127
0.1
1,596,000
(2)
Jersey Mike's Funding
LLC 2024-1A A2,
5.636%,
02/15/2055 1,625,874
0.2
604,624
(2)
JG Wentworth XLII LLC
2018-2A B, 4.700%,
10/15/2077 549,375
0.1
718,103
(2)
LCSS Financing LLC
2018-A A, 4.700%,
12/15/2062 632,356
0.1
1,014,057
(2)
Loanpal Solar Loan Ltd.
2020-3GS B, 3.450%,
12/20/2047 720,780
0.1
850,000
(1)(2)
Magnetite Xlv Ltd.
2025-45A E, 8.785%,
(TSFR3M + 4.500%),
04/15/2038 851,241
0.1
804,745
(2)
Mill City Solar Loan Ltd.
2019-2GS A, 3.690%,
07/20/2043 709,385
0.1
493,937
(2)
Mosaic Solar Loan Trust
2018-1A A, 4.010%,
06/22/2043 462,831
0.1
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
681,253
(2)
Mosaic Solar Loan Trust
2018-2GS A, 4.200%,
02/22/2044 $ 635,851
0.1
372,447
(2)
Mosaic Solar Loan Trust
2018-2GS B, 4.740%,
02/22/2044 333,014
0.0
630,692
(2)
Mosaic Solar Loan Trust
2020-1A B, 3.100%,
04/20/2046 554,986
0.1
695,997
(2)
Mosaic Solar Loan Trust
2021-1A B, 2.050%,
12/20/2046 555,256
0.1
1,675,055
(2)
Mosaic Solar Loan Trust
2024-2A B, 6.300%,
04/22/2052 1,569,189
0.2
457,995
(2)
Mosaic Solar Loans
LLC 2017-2A A,
3.820%,
06/22/2043 429,835
0.1
1,791,231
(2)
Mosaic Solar Loans
LLC 2024-1A B,
6.250%,
09/20/2049 1,693,026
0.2
1,400,000
(1)(2)
Neuberger Berman
CLO XX Ltd. 2015-
20A D2R3, 8.018%,
(TSFR3M + 3.700%),
04/15/2039 1,392,810
0.2
1,850,000
(1)(2)
Neuberger Berman
Loan Advisers CLO 27
Ltd. 2018-27A CR,
6.356%, (TSFR3M +
2.100%),
07/15/2038 1,861,087
0.2
3,135,000
(1)(2)
Oaktree CLO Ltd.
2019-4A CRR, 6.539%,
(TSFR3M + 2.270%),
07/20/2037 3,149,813
0.4
1,100,000
(1)(2)
Oaktree CLO Ltd.
2024-25A C, 6.769%,
(TSFR3M + 2.500%),
04/20/2037 1,106,644
0.1
3,500,000
(1)(2)
OCP CLO Ltd. 2020-
20A CR, 6.719%,
(TSFR3M + 2.450%),
04/18/2037 3,521,574
0.4
2,000,000
(1)(2)
Octagon 75 Ltd.
2025-1A D1, 6.885%,
(TSFR3M + 2.600%),
01/22/2038 2,005,514
0.2
2,399,795
(2)
Pagaya AI Debt Grantor
Trust 2025-1 B,
5.628%,
07/15/2032 2,413,719
0.3
3,750,000
(1)(2)
Palmer Square CLO
Ltd. 2018-2A BR,
6.761%, (TSFR3M +
2.500%),
04/16/2037 3,762,195
0.4
1,600,000
(1)(2)
Palmer Square Loan
Funding Ltd. 2025-1A
D, 8.421%, (TSFR3M +
4.100%),
02/15/2033 1,592,085
0.2

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Securitized Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
3,400,000
(1)(2)
Parallel Ltd. 2023-1A
B, 7.772%, (TSFR3M +
3.500%),
07/20/2036 $ 3,400,170
0.4
3,400,000
(1)(2)
Parallel Ltd. 2023-1A
BR, 7.772%, (TSFR3M
+ 2.050%),
07/20/2036 3,404,250
0.4
6,352,000
(2)
Planet Fitness Master
Issuer LLC 2024-
1A A2II, 6.237%,
06/05/2054 6,478,183
0.8
4,189,804
(2)
Sabal Issuer 2025
1 LLC 2025-1A A,
6.280%,
11/01/2060 4,280,481
0.5
600,000
(1)(2)
Sound Point CLO VII-R
Ltd. 2014-3RA C,
6.791%, (TSFR3M +
2.512%),
10/23/2031 600,854
0.1
4,100,000
(1)(2)
Sound Point CLO XXIX
Ltd. 2021-1A C1,
6.843%, (TSFR3M +
2.562%),
04/25/2034 4,106,724
0.5
11,712
(1)
Structured Asset
Securities Corp.
Mortgage Loan Trust
2006-BC5 A4, 4.774%,
(TSFR1M + 0.454%),
12/25/2036 11,666
0.0
7,512,250
(2)
Subway Funding LLC
2024-3A A2II, 5.566%,
07/30/2054 7,504,682
0.9
774,922
(2)
Sunnova Helios II
Issuer LLC 2018-1A A,
4.870%,
07/20/2048 740,402
0.1
1,190,908
(2)
Sunnova Helios II
Issuer LLC 2018-1A B,
7.710%,
07/20/2048 939,863
0.1
4,653,438
(2)
Sunnova Helios II
Issuer LLC 2021-B B,
2.010%,
07/20/2048 3,303,550
0.4
2,244,423
(2)
SUNNOVA HELIOS II
ISSUER LLC 2021-B
A, 1.620%,
07/20/2048 1,869,791
0.2
880,477
(2)
Sunnova Helios IV
Issuer LLC 2020-AA A,
2.980%,
06/20/2047 767,939
0.1
1,562,047
(2)
Sunnova Helios XII
Issuer LLC 2023-B C,
6.000%,
08/22/2050 941,580
0.1
2,430,664
(2)
Sunnova Sol II Issuer
LLC 2020-2A A,
2.730%,
11/01/2055 1,979,003
0.2
2,108,311
(2)
Sunrun Atlas Issuer LLC
2019-2 A, 3.610%,
02/01/2055 1,998,644
0.2
2,091,116
(2)
Sunrun Iris Issuer LLC
2023-1A A, 5.750%,
01/30/2059 2,016,262
0.2
4,368,865
(2)
Sunrun Jupiter Issuer
LLC 2022-1A A,
4.750%,
07/30/2057 4,144,706
0.5
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
826,072
(2)
Sunrun Xanadu Issuer
LLC 2019-1A A,
3.980%,
06/30/2054 $ 766,650
0.1
7,500,000
(1)(2)
Symphony CLO 43 Ltd.
2024-43A C, 6.806%,
(TSFR3M + 2.550%),
04/15/2037 7,551,075
0.9
885,000
(1)(2)
Symphony CLO XIX
Ltd. 2018-19A C,
6.272%, (TSFR3M +
2.012%),
04/16/2031 885,819
0.1
3,930,000
(2)
Taco Bell Funding LLC
2021-1A A23, 2.542%,
08/25/2051 3,374,042
0.4
3,958,500
(1)(2)
THL Credit Wind River
CLO Ltd. 2017-3A CR,
7.018%, (TSFR3M +
2.762%),
04/15/2035 3,966,417
0.5
1,035,846
(2)
TIF Funding II LLC
2021-1A A, 1.650%,
02/20/2046 932,218
0.1
6,800,000
(2)
Trafigura Securitisation
Finance PLC 2024-1A
A2, 5.980%,
11/15/2027 6,922,121
0.8
1,339,459
(2)
Triton Container
Finance VIII LLC
2021-1A B, 2.580%,
03/20/2046 1,215,859
0.1
1,266,720
(1)(2)
Venture 33 CLO Ltd.
2018-33A CR, 6.798%,
(TSFR3M + 2.542%),
07/15/2031 1,268,515
0.1
1,400,000
(1)(2)
VERDE CLO Ltd.
2019-1A CRR, 6.256%,
(TSFR3M + 2.000%),
04/15/2032 1,402,747
0.2
1,358,491
(2)
Vivint Solar Financing
VII LLC 2020-1A A,
2.210%,
07/31/2051 1,221,154
0.1
1,583,400
(1)(2)
Wind River CLO Ltd.
2014-1A CRR, 6.481%,
(TSFR3M + 2.212%),
07/18/2031 1,584,964
0.2
3,973,266
(2)
Wingstop Funding LLC
2020-1A A2, 2.841%,
12/05/2050 3,770,511
0.4
2,828,625
(2)
Zaxbys Funding LLC
2024-1A A2I, 6.594%,
04/30/2054 2,896,395
0.3
4,405,825
(2)
Zaxby's Funding LLC
2021-1A A2, 3.238%,
07/30/2051 4,078,804
0.5
182,991,034
21.6
Student Loan Asset-Backed Securities : 2.4%
129,376
(2)
Commonbond Student
Loan Trust 2016-A B,
4.000%,
05/25/2040 120,248
0.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Securitized Credit Fund
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Student Loan Asset-Backed Securities:
(continued)
307,032
(2)
Commonbond Student
Loan Trust 2016-B B,
4.000%,
10/25/2040 $ 289,704
0.0
219,054
(2)
Commonbond Student
Loan Trust 2017-AGS
C, 5.280%,
05/25/2041 209,647
0.0
85,953
(2)
Commonbond Student
Loan Trust 2017-BGS
C, 4.440%,
09/25/2042 74,282
0.0
356,824
(2)
Commonbond Student
Loan Trust 2020-AGS
B, 3.160%,
08/25/2050 312,471
0.0
413,902
(1)(2)
ELFI Graduate Loan
Program LLC 2019-A
B, 2.940%,
03/25/2044 339,788
0.0
225,384
(2)
Laurel Road Prime
Student Loan Trust
2018-B BFX, 3.720%,
05/26/2043 223,107
0.0
725,688
(2)
Laurel Road Prime
Student Loan Trust
2019-A BFX, 3.000%,
10/25/2048 707,863
0.1
143,219
(2)
Navient Private
Education Refi Loan
Trust 2020-HA A,
1.310%,
01/15/2069 134,664
0.0
1,943,871
(2)
Navient Private
Education Refi Loan
Trust 2021-DA C,
3.480%,
04/15/2060 1,817,370
0.2
2,420
(2)(5)
Navient Private
Education Refi Loan
Trust 2021-DA R,
04/15/2060 1,461,622
0.2
850,000
(2)
Navient Private
Education Refi Loan
Trust 2021-FA B,
2.120%,
02/18/2070 581,426
0.1
1,833,000
(2)
SMB Private Education
Loan Trust 2014-A C,
4.500%,
09/15/2045 1,655,250
0.2
1,000,000
(2)
SMB Private Education
Loan Trust 2017-A B,
3.500%,
06/17/2041 985,131
0.1
874,000
(2)
SoFi Professional
Loan Program LLC
2017-D BFX, 3.610%,
09/25/2040 846,393
0.1
2,795,000
(2)
SoFi Professional
Loan Program LLC
2017-F BFX, 3.620%,
01/25/2041 2,699,213
0.3
1,398,000
(2)
SoFi Professional
Loan Program Trust
2018-C BFX, 4.130%,
01/25/2048 1,352,186
0.2
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Student Loan Asset-Backed Securities:
(continued)
1,468,000
(2)
SoFi Professional
Loan Program Trust
2018-D BFX, 4.140%,
02/25/2048 $ 1,419,781
0.2
3,529,000
(2)
SoFi Professional
Loan Program Trust
2020-B BFX, 2.730%,
05/15/2046 2,944,267
0.4
2,865,000
(2)
SoFi Professional
Loan Program Trust
2020-C BFX, 3.360%,
02/15/2046 2,423,184
0.3
20,597,597
2.4
Total Asset-Backed
Securities
(Cost $220,053,648)
211,926,549
25.0
Total Long-Term
Investments
(Cost $810,485,576)
793,496,520
93.4
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 4.2%
Commercial Paper : 3.0%
2,000,000
AutoZone, Inc.,
4.580
%,
07/03/2025 1,999,247
0.2
8,000,000  Concord Minutemen
Capital Co. LLC,
4.340
%,
07/01/2025 7,999,035
1.0
1,000,000  Duke Energy Co.,
4.600
%,
07/07/2025 999,119
0.1
4,000,000  Enbridge (US) Inc.,
4.690
%,
07/28/2025 3,985,669
0.5
2,000,000
Fiserv, Inc.,
4.680
%,
07/08/2025 1,997,950
0.2
4,400,000  Keurig Dr Pepper, Inc.,
4.670
%,
07/11/2025 4,393,813
0.5
2,000,000  McCormick &
Company, Inc.,
4.700
%,
07/08/2025 1,997,942
0.2
2,100,000  Mondelez International,
4.650
%,
07/07/2025 2,098,130
0.3
Total Commercial Paper
(Cost $25,474,304)
25,470,905
3.0

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Securitized Credit Fund
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : (continued)
Mutual Funds : 1.2%
10,482,000
(6)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 4.230%
(Cost $10,482,000) $ 10,482,000 1.2
Total Short-Term
Investments
(Cost $35,956,304)
$ 35,952,905
4.2
Total Investments in
Securities
(Cost $846,441,880) $ 829,449,425 97.6
Assets in Excess of
Other Liabilities
20,002,931 2.4
Net Assets $ 849,452,356 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Variable rate security. Rate shown is the rate in effect as of June
30, 2025.
(2)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(3)
Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans.
Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(4)
Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(5)
This security is a residual or equity position that does not have a stated interest rate. This residual or equity position is entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less
contractual payments to debtholders and fund expenses.
(6)
Rate shown is the 7-day yield as of June 30, 2025.
Reference Rate Abbreviations:
12MTA 12-month Treasury Average
SOFR30A 30-day Secured Overnight Financing Rate
TSFR1M 1-month CME Term Secured Overnight Financing Rate
TSFR3M 3-month CME Term Secured Overnight Financing Rate

PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Voya Securitized Credit Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
June 30, 2025
Asset Table
Investments, at fair value
Collateralized Mortgage Obligations $ — $ 295,055,234 $ — $ 295,055,234
Commercial Mortgage-Backed Securities — 286,514,737 — 286,514,737
Asset-Backed Securities — 211,926,549 — 211,926,549
Short-Term Investments 10,482,000 25,470,905 — 35,952,905
Total Investments, at fair value $ 10,482,000 $ 818,967,425 $ — $ 829,449,425
Other Financial Instruments+
Futures 1,692,683 — — 1,692,683
Total Assets $ 12,174,683 $ 818,967,425 $ — $ 831,142,108
Liabilities Table
Other Financial Instruments+
Futures $ (357,451) $ — $ — $ (357,451)
Total Liabilities $ (357,451) $ — $ — $ (357,451)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At June 30, 2025, the following futures contracts were outstanding for Voya Securitized Credit Fund:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note 1,504 09/30/25 $ 312,867,250 $ 1,158,978
U.S. Treasury 5-Year Note 426 09/30/25 46,434,000 427,788
U.S. Treasury 10-Year Note 159 09/19/25 17,827,875 97,796
$ 377,129,125 $ 1,684,562
Short Contracts:
U.S. Treasury Long Bond (55) 09/19/25 (6,350,781) (66,119)
U.S. Treasury Ultra 10-Year Note (115) 09/19/25 (13,140,547) (291,332)
U.S. Treasury Ultra Long Bond (21) 09/19/25 (2,501,625) 8,121
$ (21,992,953) $ (349,330)
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 17,081,063
Gross Unrealized Depreciation (34,073,518)
Net Unrealized Depreciation $ (16,992,455)